LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Lease liabilities related to Right of Use assets	$ 2,588	$ 2,285
Current liabilities	2,588	2,285
Non-Current liabilities
Lease liabilities related to Right of Use assets	$ 10,840	$ 10,477